Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Subordinated notes reclassified as a short term liability		€ 500
FRANCE | Digicel, anti-competitive practices action [member]
Disclosure of detailed information about financial instruments [line items]
Escrow deposits	€ 347
Operating segments [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	578
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 26,420	€ 25,466